Cost of sales (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cost of Sales [Abstract]
Operating costs	$ 1,589	$ 1,268
Royalties	186	108
Total operating costs	1,775	1,376
Retrenchment costs	1	2
Rehabilitation and other non-cash costs	19	12
Amortisation of tangible assets	510	286
Amortisation of right of use assets	48	43
Inventory change	19	43
Cost of sales	$ 2,372	$ 1,762